SCHEDULE OF INCOME TAX PROVISION (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
IfrsStatementLineItems [Line Items]
Total	$ 906	$ 3,135
Hong kong country [member]
IfrsStatementLineItems [Line Items]
Current tax		382
Under provision of tax in prior years	906	2,753
Total	$ 906	$ 3,135